Dividends - Schedule of dividends payable (Details) - Preferred Stock Issue [Member] ₩ / shares in Units, ₩ in Millions	12 Months Ended
Dec. 31, 2023 KRW (₩) ₩ / shares shares [1]
Schedule Of Dividends Payable [Line Items]
Number of shares | shares	17,482,000
Dividend per share	₩ 525
Total dividend paid | ₩	₩ 9,178
Issue price per share	₩ 42,900
Dividend rate per issue price (%)	1.22%

[1]	Convertible preferred shares of 17,482,000 that were issued on May 1, 2019 have been converted into common shares at a 1:1 ratio on May 1, 2023, and dividends were paid before conversion.